Revenue Disaggregation	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue Disaggregation

10. Revenue Disaggregation

Geographic Information

The following table breaks down revenue by geographic location of the Company’s revenue. The geographical location is based on the location at which the marine fuel is delivered to the customer.

	For the year ended December 31,
	2024	2023
China	$333,722,969	$242,702,176
Hong Kong	179,504,143	137,206,005
Malaysia	58,153,026	46,725,038
Singapore	14,644,074	7,238,512
South Korea	3,942,800	1,373,340
Other	2,550,533	652,647
Total:	$592,517,545	$435,897,718